INCOME TAXES	12 Months Ended
Apr. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 14: INCOME TAXES

The Company does business in the US through its subsidiaries Slinger Bag Inc. and Slinger Bag Americas. It also does business in Israel through SBL whose operations are reflected in the Company’s consolidated financial statements. The Company’s operations in Canada, Israel, and the UK were immaterial for the years ended April 30, 2023 and 2022.

Net deferred tax assets from operations in the US, using an effective tax rate of 21%, consisted of the following:

	2023	2022

Deferred tax assets:
Loss carryforwards	$3,049,000	$2,166,000
Stock options	8,454,000	8,259,000
Capital loss carryforward/Disposal	11,039,000	—
Related party accruals	1,001,000	799,000
Inventory reserve	133,000	100,000
Interest deferral	221,000	191,000
Start-up costs	81,000	84,000
Other	131,000	57,000
Valuation allowance	(24,109,000)	(11,656,000)
Net deferred tax assets	$—	$—

The income tax provision differs from the amount of income tax determined by applying the applicable statutory income tax rate to pretax loss due to the following for the years ended April 30, 2023 and 2022:

	2023	2022

Income tax benefit based on book loss at US statutory rate	$(10,983,000)	$(10,259,000)
Share-based compensation and shares for services	—	—
Debt discount amortization	860,000	1,841,000
Related party accruals	226,000	150,000
Stock options	(145,000)	6,815,000
Interest expense	79,000	5,000
Depreciation	(18,000)	21,000
Inventory reserve	26,000	55,000
Interest deferral	(5,000)	13,000
Acquisition costs	260,000	1,268,000
Accrued legal	(76,000)	76,000
Loss on sale of capital assets	8,713,000	—
Accrued payroll	—	—
Change in fair value of derivatives	481,000	(1,298,000)
Other	40,000	(29,000
Valuation allowance	542,000	1,342,000
Total income tax provision	$—	$—

The Company had net operating loss carryforwards of $17,038,000 and $12,366,000 as of April 30, 2023 and 2022, respectively, which may be available to be used to offset future taxable income in the US for the years ended 2024 through 2042. The utilization of the Company’s net operating losses may be subject to a U.S. federal limitation due to the “change in ownership provisions” under Section 382 of the Internal Revenue Code and other similar limitations in various state jurisdictions. Such limitations may result in a reduction of the amount of net operating loss carryforwards in future years and possibly the expiration of certain net operating loss carryforwards before their utilization. The Company has not completed a full study to assess whether an “ownership change” as defined in Section 382 has occurred or whether there have been multiple ownership changes since inception. Future changes in the Company’s stock ownership, which may be outside of the Company’s control, may trigger an “ownership change.” In addition, future equity offerings or acquisitions that have equity as a component of the purchase price could result in an “ownership change.” Tax years that remain subject to examination are 2018 and forward.

Net deferred tax assets from operations in Israel, using an effective tax rate of 23%, consisted of the following:

	2023	2022
Deferred tax assets:
Loss carryforwards	$241,000	$234,000
Start-up costs	—	—
Research and development costs	(113,000)	(113,000)
Valuation allowance	(128,000)	(121,000)
Net deferred tax assets	$—	$—

The income tax provision differs from the amount of income tax determined by applying the applicable Israeli statutory income tax rate of 23% due to the following for the years ended April 30, 2023 and 2022:

	2023	2022

Income tax provision (benefit) based on book income (loss) at Israeli statutory rate	$(54,000)	$(56,000)
Valuation allowance	54,000	56,000

Total income tax provision	$—	$—

The Company had net operating loss carryforwards of approximately $1,049,000 and $1,020,000 as of April 30, 2023 and 2022, respectively, which may be available to be used to offset future taxable income in Israel. All of the Company’s tax years since inception are open for examination.

The Company’s policy is to record interest and penalties on uncertain tax positions as income tax expense. There were no interest or penalties recognized in the accompanying consolidated statements of comprehensive loss for the years ended April 30, 2023 and 2022.